Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total		Total	Called up share capital and share premium	[1],[2]	Other equity instruments [3]	Other reserves		Retained earnings	Non-controlling interests
Beginning Balance, equity at Dec. 31, 2022	£ 69,260		£ 68,292	£ 4,373		£ 13,284	£ (2,192)		£ 52,827	£ 968
Profit after tax	3,648		3,618			507			3,111	30
Currency translation movements	(1,173)	[4]	(1,173)				(1,173)
Fair value through other comprehensive income reserve	75		75				75
Cash flow hedges	(755)	[4]	(755)				(755)
Retirement benefit remeasurements	(476)	[4]	(476)						(476)
Own credit	(494)	[4]	(494)				(494)
Total comprehensive income for the period	825		795			507	(2,347)		2,635	30
Employee share schemes and hedging thereof	409		409	38					371
Issue and redemption of other equity instruments	399		492			500			(8)	(93)
Other equity instruments coupon paid	(507)		(507)			(507)
Vesting of employee share schemes	(488)		(488)				(4)		(484)
Dividends paid	(823)		(793)						(793)	(30)
Repurchase of shares	(503)		(503)	(86)			86		(503)
Other movements	(27)		(28)			(25)			(3)	1
Ending Balance, equity at Jun. 30, 2023	68,545		67,669	4,325		13,759	(4,457)		54,042	876
Beginning Balance, equity at Dec. 31, 2022	69,260		68,292	4,373		13,284	(2,192)		52,827	968
Ending Balance, equity at Dec. 31, 2023	71,864		71,204	4,288		13,259	(77)	[5]	53,734	660
Beginning Balance, equity at Jun. 30, 2023	68,545		67,669	4,325		13,759	(4,457)		54,042	876
Profit after tax	1,675		1,641			478			1,163	34
Currency translation movements	72		72				72
Fair value through other comprehensive income reserve	119		119				119
Cash flow hedges	4,283		4,283				4,283
Retirement benefit remeasurements	(379)		(379)						(379)
Own credit	(216)		(216)				(216)
Total comprehensive income for the period	5,554		5,520			478	4,258		784	34
Employee share schemes and hedging thereof	212		212	86					126
Issue and redemption of other equity instruments	(779)		(560)			(530)			(30)	(219)
Other equity instruments coupon paid	(478)		(478)			(478)
Vesting of employee share schemes	(26)		(26)				(4)		(22)
Dividends paid	(451)		(417)						(417)	(34)
Repurchase of shares	(754)		(754)	(123)			123		(754)
Other movements	41		38			30	3		5	3
Ending Balance, equity at Dec. 31, 2023	71,864		71,204	4,288		13,259	(77)	[5]	53,734	660
Profit after tax	3,323		3,297			510			2,787	26
Currency translation movements	(84)	[4]	(84)				(84)	[5]
Fair value through other comprehensive income reserve	(269)		(269)				(269)	[5]
Cash flow hedges	(90)	[4]	(90)				(90)	[5]
Retirement benefit remeasurements	(97)	[4]	(97)						(97)
Own credit	(462)	[4]	(462)				(462)	[5]
Total comprehensive income for the period	2,321		2,295			510	(905)	[5]	2,690	26
Employee share schemes and hedging thereof	647		647	65					582
Issue and redemption of other equity instruments	(355)		(355)			(263)			(92)
Other equity instruments coupon paid	(510)		(510)			(510)
Vesting of employee share schemes	(485)		(485)				3	[5]	(488)
Dividends paid	(822)		(796)						(796)	(26)
Repurchase of shares	(782)		(782)	(97)			97	[5]	(782)
Other movements	(45)		(45)			(37)			(8)
Ending Balance, equity at Jun. 30, 2024	£ 71,833		£ 71,173	£ 4,256		£ 12,959	£ (882)	[5]	£ 54,840	£ 660

[1]	1As at 30 June 2024, Called up share capital comprises 14,826m (December 2023: 15,155m) ordinary shares of 25p each.
[2]	During the period ended 30 June 2024, Barclays PLC announced and executed a share buy-back of up to £1,000m. 389m shares were repurchased and cancelled. The nominal value of £97m has been transferred from Share capital to Capital redemption reserve within Other reserves. During the year ended 31 December 2023, two share buybacks were executed, totalling £1,250m. Barclays PLC repurchased and cancelled 837m shares. The nominal value of £209m was transferred from Share capital to Capital redemption reserve within Other reserves.
[3]	Other equity instruments of £12,959m (December 2023: £13,259m) comprise AT1 securities issued by Barclays PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £1,245m (net of £5m issuance costs) and one redemption of £1,509m (net of £6m issuance costs, transferred to retained earnings on redemption) for the period ended 30th June 2024. During the period ended 31 December 2023, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £3,140m, which includes issuance costs of £10m and two redemptions totalling £3,170m.
[4]	Reported net of tax.
[5]	See Note 14 Other reserves.